Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,066,000.00
Total Fee Amount	147.21
Total Offset Amount	0.00
Net Fee	$ 147.21
Offering Table N/A
Offset Table N/A	N/A